CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of convertible debt
	December 31,	December 31,
	2024	2023

Beginning	$—	$1,393,499
Addition	—	—
Interest expenses	—	146,322
Paid for cash	—	(449,999)
Conversion	—	(1,089,822)
Convertible debt, net	$—	$—